Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 3,301	¥ 7,702
Property, plant and equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 1,788	¥ 3,584